UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2024

Date of reporting period:  October 31, 2023

Item 1. Reports to Stockholders.

(a)

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2023

NUANCE CONCENTRATED VALUE FUND

October 31, 2023

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices below our internally derived view of intrinsic value. Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 25% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell 3000® Value Index. Clients may also be interested in comparing the Fund to the S&P 500® Index.

Average Annual Rates of Return as of October 31, 2023:

	6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception(1)
Institutional Class	-14.12%	-0.79%	3.51%	5.19%	5.98%	7.88%
Russell 3000® Value Index(2)	-4.18%	-0.48%	10.20%	6.38%	7.43%	8.65%
S&P 500® Index(3)	1.39%	10.14%	10.36%	11.01%	11.18%	11.74%

	6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception(4)
Investor Class, no load	-14.19%	-1.01%	3.26%	4.92%	5.70%	8.23%
Investor Class with load	-18.48%	-5.97%	1.50%	3.85%	5.16%	7.74%
Russell 3000® Value Index(2)	-4.18%	-0.48%	10.20%	6.38%	7.43%	9.46%
S&P 500® Index(3)	1.39%	10.14%	10.36%	11.01%	11.18%	12.54%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class through at least August 28, 2024.

Institutional Class Gross Expense Ratio – 1.11%	Net Expense Ratio – 1.04%
Investor Class Gross Expense Ratio – 1.36%	Net Expense Ratio – 1.29%

(1)	May 31, 2011
(2)	The Russell 3000® Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(3)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)	July 31, 2012

In terms of performance, since its inception on May 31, 2011 thru October 31, 2023, the Institutional Class is up 7.88 percent (annualized) versus its primary index – the Russell 3000® Value Index – up 8.65 percent (annualized)

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NUANCE CONCENTRATED VALUE FUND

and the S&P 500® Index up 11.74 percent (annualized). For more perspective on our longer-term performance please refer to your prospectus. Nuance Investments, LLC offers a similar strategy. While our Nuance Concentrated Value Fund underperformed the primary benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down-side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

Our largest overweight position, relative to the index, is the Consumer Staples sector. Within the Consumer Staples sector, we are continuing to see input cost inflation-related under-earning in a number of leaders across the Household Products sub-industry group. Our view is that earnings in this industry group have been negatively impacted by rising raw material costs. We believe these costs can ultimately be mostly offset by price increases which generally lag the raw material price increases. Additionally, we are seeing some one-off opportunities within the Packaged Foods & Meats and Distillers & Vintners sub-industries. We have added to our exposure within the Utilities sector. Our overweight in the Utilities sector is primarily made up of exposure to the Water Utilities industry as we believe these companies are under-earning. The prolonged period of low interest rates over the last decade has resulted in historically low allowed returns on equity and regulatory lag, which has been exacerbated by the recent inflationary environment. We believe these lower returns on equity will reset higher as utility regulators incorporate a more normal cost of capital environment. We are also finding what we believe to be select opportunities within the Industrials sector, and we have added to our position within the sector. We are also now overweight the Real Estate sector as we are finding, what we believe to be, one-off opportunities within the Health Care REITs industry. While we have reduced our exposure to the Health Care sector, we continue to find opportunities within the Health Care Supplies and Life Sciences Tools & Services sub-industries. While we remain underweight the Financials sector, it still makes up a meaningful portion of the portfolio as we have been able to find select risk rewards across different parts of the sector, in our view. We are finding select opportunities within the Property & Casualty Insurance and Asset Management & Custody Banks sub-industries, to name a few. We reduced our exposure in the Information Technology and Materials sectors and moved into what we view as more attractive risk rewards in other parts of the economy. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary and Communication Services sectors primarily due to competitive uncertainty and valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

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NUANCE CONCENTRATED VALUE FUND

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund's value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the adviser to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2023

					Since
	1 Year	3 Years	5 Years	10 Years	Inception(1)
Investor Class (without sales load)	-1.01%	3.26%	4.92%	5.70%	7.59%
Investor Class (with sales load)(2)	-5.97%	1.50%	3.85%	5.16%	7.15%
Institutional Class	-0.79%	3.51%	5.19%	5.98%	7.88%
Russell 3000 Value Index(3)	-0.48%	10.20%	6.38%	7.43%	8.65%
S&P 500 Index(4)	10.14%	10.36%	11.01%	11.18%	11.74%

(1)
Period from Fund inception through October 31, 2023. The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012. Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.
(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2023:

Investor Class Gross Expenses: 1.36%	Investor Class Net Expenses: 1.29%
Institutional Class Gross Expenses: 1.11%	Institutional Class Net Expenses: 1.04%

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NUANCE CONCENTRATED VALUE FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

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NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 – October 31, 2023).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/23)	Value (10/31/23)	(5/1/23 to 10/31/23)
Investor Class
Actual(2)	$1,000.00	$858.10	$5.98
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.50
Institutional Class
Actual(2)	$1,000.00	$858.80	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.23

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.28% and 1.03% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2023 of -14.19% and -14.12% for the Investor Class and Institutional Class, respectively.

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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2023

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2023
(% of Net Assets)

3M Co.	10.0%
Henkel AG & Co. KGaA – ADR	8.5%
Dentsply Sirona, Inc.	7.5%
Kimberly-Clark Corp.	6.3%
Travelers Companies, Inc.	5.8%
Clorox Co.	5.8%
United Utilities Group PLC	5.4%
Northern Trust Corp.	4.8%
Pennon Group PLC	4.1%
Healthcare Realty Trust, Inc.	3.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2023

	Shares	Value
COMMON STOCKS – 99.5%
Consumer Staples – 29.0%(a)
Beiersdorf AG – ADR	44,090	$1,155,599
Cal-Maine Foods, Inc.	100,662	4,560,995
Clorox Co.	109,199	12,852,722
Diageo PLC – ADR	29,121	4,470,074
Henkel AG & Co. KGaA – ADR	1,209,517	19,037,798
Kimberly-Clark Corp.	117,275	14,030,781
Mission Produce, Inc.(b)	441,500	4,154,515
Pernod Ricard SA – ADR	62,377	2,215,693
Target Corp.	20,387	2,258,676
Total Consumer Staples		64,736,853
Financials – 17.0%
Charles Schwab Corp.	45,091	2,346,536
Independent Bank Corp.	85,593	4,176,938
Northern Trust Corp.	162,977	10,741,814
Reinsurance Group of America, Inc.	31,612	4,725,046
TowneBank	133,997	3,207,888
Travelers Companies, Inc.	76,852	12,868,099
Total Financials		38,066,321
Health Care – 16.6%
Dentsply Sirona, Inc.	549,001	16,695,121
Envista Holdings Corp.(b)	96,011	2,234,176
Globus Medical, Inc. – Class A(b)	140,228	6,409,822
Smith & Nephew – ADR	74,585	1,658,770
Universal Health Services, Inc.	35,789	4,505,477
Waters Corp.(b)	23,253	5,546,538
Total Health Care		37,049,904
Industrials – 18.0%
3M Co.	244,542	22,241,095
Knorr-Bremse AG – ADR	461,786	6,395,736
Lindsay Corp.	17,461	2,181,228
Mueller Water Products, Inc.	572,993	7,087,924
Werner Enterprises, Inc.	60,598	2,200,919
Total Industrials		40,106,902

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2023

	Shares	Value
Real Estate – 7.3%
Alexandria Real Estate Equities, Inc.	11,581	$1,078,539
Equity Commonwealth	249,394	4,723,522
Healthcare Realty Trust, Inc.	535,367	7,682,516
Healthpeak Properties, Inc.	187,620	2,917,491
Total Real Estate		16,402,068
Utilities – 11.6%
California Water Service Group	97,436	4,743,184
Pennon Group PLC – ADR	509,800	9,140,714
United Utilities Group PLC – ADR	456,710	12,016,040
Total Utilities		25,899,938
TOTAL COMMON STOCKS
(Cost $237,159,392)		222,261,986

SHORT-TERM INVESTMENTS – 0.2%
Money Market Funds – 0.2%
First American Government Obligations Fund – Class X, 5.28%(c)	404,884	404,884
Total Money Market Funds		404,884
TOTAL SHORT-TERM INVESTMENTS
(Cost $404,884)		404,884
TOTAL INVESTMENTS – 99.7%
(Cost $237,564,276)		222,666,870
Other Assets in Excess of Liabilities – 0.3%		614,902
TOTAL NET ASSETS – 100.0%		$223,281,772

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR – American Depositary Receipt
PLC – Public Limited Company

(a)	As of October 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of October 31, 2023.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2023

ASSETS:
Investments, at value
(cost $237,564,276)	$222,666,870
Receivable for investment securities sold	3,514,845
Receivable for capital shares sold	47,640
Dividends & interest receivable	597,968
Prepaid expenses	21,465
Total assets	226,848,788

LIABILITIES:
Payable for investment securities purchased	3,171,883
Payable for capital shares redeemed	164,783
Payable to investment adviser	153,931
Payable for trustee fees	4,955
Accrued distribution & shareholder service fees	41,751
Accrued expenses	29,713
Total liabilities	3,567,016

NET ASSETS	$223,281,772

NET ASSETS CONSIST OF:
Paid-in capital	$257,526,856
Total distributable earnings	(34,245,084)
Net Assets	$223,281,772

	Investor	Institutional
	Class	Class
Net Assets	$11,931,964	$211,349,808
Shares issued and outstanding(1)	1,107,714	19,616,985
Net asset value, redemption price and minimum offering price per share	$10.77	$10.77
Maximum offering price per share ($10.77/0.95)(2)	$11.34	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2023

INVESTMENT INCOME:
Dividend income	$3,363,392
Less: Foreign taxes withheld	(39,445)
Interest income	343,949
Total investment income	3,667,896

EXPENSES:
Investment adviser fees (See Note 4)	1,107,082
Fund services fees (See Note 4)	78,405
Federal & state registration fees	23,304
Trustee fees	10,567
Audit fees	9,703
Legal fees	5,430
Postage & printing fees	5,118
Other	4,054
Insurance fees	1,951
Distribution & shareholder service fees (See Note 5):
Investor Class	27,727
Institutional Class	129,479
Total expenses before waiver	1,402,820
Less: waiver from investment adviser (See Note 4)	(43,968)
Net expenses	1,358,852

NET INVESTMENT INCOME	2,309,044

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(491,099)
Net change in unrealized appreciation/depreciation on investments	(39,846,963)

Net realized and unrealized loss on investments	(40,338,062)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,029,018)

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023
OPERATIONS:
Net investment income	$2,309,044	$4,007,931
Net realized loss on investments	(491,099)	(12,310,188)
Net change in unrealized appreciation/depreciation on investments	(39,846,963)	24,736,397
Net increase (decrease) in net assets resulting from operations	(38,029,018)	16,434,140

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	373,455	871,339
Proceeds from reinvestment of distributions	186,252	1,879,907
Payments for shares redeemed	(1,761,247)	(3,921,892)
Decrease in net assets resulting from Investor Class transactions	(1,201,540)	(1,170,646)
Institutional Class:
Proceeds from shares sold	10,255,601	40,417,652
Proceeds from reinvestment of distributions	3,101,672	28,464,378
Payments for shares redeemed	(33,051,924)	(183,776,950)
Decrease in net assets resulting from Institutional Class transactions	(19,694,651)	(114,894,920)
Net decrease in net assets resulting from capital share transactions	(20,896,191)	(116,065,566)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(189,270)	(1,915,852)
Institutional Class	(3,655,066)	(36,466,421)
Total distributions to shareholders	(3,844,336)	(38,382,273)
TOTAL DECREASE IN NET ASSETS	(62,769,545)	(138,013,699)

NET ASSETS:
Beginning of period	286,051,317	424,065,016
End of period	$223,281,772	$286,051,317

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$12.72	$13.48	$16.18	$12.49	$14.17	$14.35

INVESTMENT OPERATIONS:
Net investment income	0.10	0.13	0.14	0.05	0.13	0.10
Net realized and unrealized
gain (loss) on investments	(1.89)	0.73	(0.50)	3.68	(0.70)	1.32
Total from investment operations	(1.79)	0.86	(0.36)	3.73	(0.57)	1.42

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.16)	(0.08)	(0.08)	(0.04)	(0.12)	(0.10)
Distributions from net realized gains	—	(1.54)	(2.26)	—	(0.99)	(1.50)
Total distributions	(0.16)	(1.62)	(2.34)	(0.04)	(1.11)	(1.60)

Net asset value, end of period	$10.77	$12.72	$13.48	$16.18	$12.49	$14.17

TOTAL RETURN(1)(2)	(14.19)%	7.47%	(2.35)%	29.96%	(5.02)%	11.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$11.9	$15.4	$17.4	$27.7	$52.4	$89.1

Ratio of expenses to
average net assets(3):
Before expense waiver/recoupment	1.36%	1.35%	1.33%	1.33%	1.34%	1.38%
After expense waiver/recoupment	1.28%	1.28%	1.28%	1.28%	1.28%	1.38	%(4)

Ratio of net investment income to
average net assets(3):
Before expense waiver/recoupment	1.46%	0.90%	0.67%	0.16%	0.84%	0.64%
After expense waiver/recoupment	1.54%	0.97%	0.72%	0.21%	0.90%	0.64%

Portfolio turnover rate(2)	44%	67%	68%	87%	130%	93%

(1)	Total return does not reflect sales charges.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.40% to 1.28% of average daily net assets.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Institutional Class
PER SHARE DATA:
Net asset value, beginning of period	$12.73	$13.50	$16.21	$12.53	$14.23	$14.39

INVESTMENT OPERATIONS:
Net investment income	0.11	0.17	0.15	0.07	0.16	0.14
Net realized and unrealized
gain (loss) on investments	(1.89)	0.72	(0.47)	3.71	(0.71)	1.34
Total from investment operations	(1.78)	0.89	(0.32)	3.78	(0.55)	1.48

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.12)	(0.13)	(0.10)	(0.16)	(0.14)
Distributions from net realized gains	—	(1.54)	(2.26)	—	(0.99)	(1.50)
Total distributions	(0.18)	(1.66)	(2.39)	(0.10)	(1.15)	(1.64)

Net asset value, end of period	$10.77	$12.73	$13.50	$16.21	$12.53	$14.23

TOTAL RETURN(1)	(14.12)%	7.78%	(2.09)%	30.30%	(4.85)%	12.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$211.3	$270.7	$406.6	$488.2	$381.3	$343.4

Ratio of expenses to
average net assets(2):
Before expense waiver/recoupment	1.06%	1.06%	1.04%	1.04%	1.05%	1.07%
After expense waiver/recoupment	1.03%	1.03%	1.03%	1.03%	1.03%	1.07	%(3)

Ratio of net investment income to
average net assets(2):
Before expense waiver/recoupment	1.76%	1.19%	0.97%	0.45%	1.13%	0.95%
After expense waiver/recoupment	1.79%	1.22%	0.98%	0.46%	1.15%	0.95%

Portfolio turnover rate(1)	44%	67%	68%	87%	130%	93%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.15% to 1.03% of average daily net assets.

See Notes to the Financial Statements

14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2023
1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2023, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate

15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$222,261,286	$—	$—	$222,261,286
Short-Term Investment	414,884	—	—	414,884
Total Investments in Securities	$222,666,870	$—	$—	$222,666,870

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.28% and 1.03% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2023 – April 2024	$ 22,285
May 2024 – April 2025	$ 64,815
May 2025 – April 2026	$114,061
May 2026 – October 2026	$ 43,968

17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2023, are disclosed in the Statement of Operations as fund services fees.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2023, the Investor Class incurred expenses of $17,330 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services.   Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2023, the Investor and Institutional Class incurred $10,397 and $129,479, respectively, of shareholder servicing fees under the Agreement.

18

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:
	Period Ended	Year Ended
	October 31, 2023	April 30, 2023
Investor Class:
Shares sold	31,011	69,656
Shares issued to holders in reinvestment of distributions	15,533	160,457
Shares redeemed	(146,207)	(315,486)
Net decrease in Investor Class shares	(99,663)	(85,373)
Institutional Class:
Shares sold	855,568	3,214,931
Shares issued to holders in reinvestment of distributions	259,562	2,424,323
Shares redeemed	(2,770,745)	(14,479,189)
Net decrease in Institutional Class shares	(1,655,615)	(8,839,935)
Net decrease in shares outstanding	(1,725,278)	(8,925,308)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2023, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$109,742,292	$106,839,983

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2023, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross	Net Unrealized	Federal Income
Appreciation	Depreciation	Appreciation	Tax Cost
$33,379,331	$(17,368,236)	$16,011,095	$269,577,960

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2023, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Other	Net	Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$1,686,181	$—	$(10,069,006)	$16,011,095	$7,628,270

As of April 30, 2023, the Fund’s most recent fiscal year end, the Fund had 7,013,997 in short term and 3,055,009 in long term capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2023, the Fund does not plan to defer any qualified later year losses.

19

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

The tax character of distributions paid during the year ended October 31, 2023, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$3,844,336	$—	$3,844,336

The tax character of distributions paid during the year ended April 30, 2023, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$4,711,234	$33,611,039	$38,382,273

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2023.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2023, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of their customers, owned 54.25% and 37.52% of the Fund, respectively.

10.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

20

NUANCE CONCENTRATED VALUE FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Nuance Concentrated Value Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2022, through December 31, 2022 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. Nuance Investments’ process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. The Fund did not have redemptions in-kind during the Reporting Period.

The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

21

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

22

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2023

NUANCE MID CAP VALUE FUND

October 31, 2023

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid- capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Midcap® Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap® Value Index. Clients may also be interested in comparing the Fund to the S&P 500® Index.

Average Annual Rates of Return as of October 31, 2023:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-13.08%	-4.16%	3.28%	5.63%	7.02%
Russell Midcap® Value Index(2)	-5.69%	-3.56%	8.78%	5.69%	6.60%
S&P 500® Index(3)	1.39%	10.14%	10.36%	11.01%	10.75%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class, no load	-13.14%	-4.40%	3.00%	5.35%	6.74%
Investor Class with load	-17.48%	-9.21%	1.26%	4.28%	6.18%
Russell Midcap® Value Index(2)	-5.69%	-3.56%	8.78%	5.69%	6.60%
S&P 500® Index(3)	1.39%	10.14%	10.36%	11.01%	10.75%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Z Share Class	-12.91%	-4.00%	3.43%	5.79%	5.52%
Russell Mid Cap® Value Index(2)	-5.69%	-3.56%	8.78%	5.69%	5.08%
S&P 500® Index(3)	1.39%	10.14%	10.36%	11.01%	10.95%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing, interest, interest expense, dividends paid on short sales, taxes, brokerage

NUANCE MID CAP VALUE FUND

commissions and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class through at least August 28, 2024.

Institutional Class Gross Expense Ratio – 0.98%	Net Expense Ratio – 0.94%
Investor Class Gross Expense Ratio – 1.23%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.83%	Net Expense Ratio – 0.79%

(1)	December 31, 2013
(2)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(3)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)	May 8, 2017

In terms of performance, since its inception on December 31, 2013 through October 31, 2023, the Institutional Class is up 7.02 percent (annualized) versus its primary index –the Russell Midcap® Value Index – up 6.60 percent and the S&P 500® Index up 10.75 percent. For more perspective on our long-term performance, please refer to your prospectus. Nuance Investments, LLC offers a similar strategy. While our Nuance Mid Cap Value Fund underperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

While our largest overweight positions, relative to the benchmark, remain the Consumer Staples and Health Care sectors, we added to our positioning within the Utilities sector during the period as the risk rewards have become more attractive, in our view. Our overweight in the Utilities sector is primarily made up of exposure to the Water Utilities industry as we believe these companies are under-earning. The prolonged period of low interest rates over the last decade has resulted in historically low allowed returns on equity and regulatory lag, which has been exacerbated by the recent inflationary environment. We believe these lower returns on equity will reset higher as utility regulators incorporate a more normal cost of capital environment. Within the Consumer Staples sector, we are continuing to see input cost inflation-related under-earning in a number of leaders across the Household & Personal Products industry group. Our view is that earnings in this industry group have been negatively impacted by rising raw material costs. We believe these costs can ultimately be mostly offset by price increases which generally lag the raw material price increases. We are also finding what we believe to be select opportunities within the Packaged Foods & Meats sub-industry. Our overweight position in the Health Care sector is primarily

NUANCE MID CAP VALUE FUND

in the Health Care Supplies and Life Sciences Tools & Services sub-industries. The Financials sector remains a modestly overweight position. Our overweight position within the sector continues to be made up primarily of stocks in the Insurance and Capital Markets industries. While we remain underweight the Industrials sector, it still makes up a meaningful portion of the portfolio as we have been able to find select risk rewards across different parts of the sector, in our view. The Real Estate sector is also an underweight position where we maintain a meaningful portion of the portfolio, primarily in the Health Care REIT sub-industry. We reduced our exposure in the Information Technology and Materials sectors and moved into what we view as more attractive risk rewards in other parts of the economy. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary and Communication Services sectors primarily due to competitive uncertainty and valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund's value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the adviser to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2023

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class (without sales load)	-4.40%	3.00%	5.35%	6.74%
Investor Class (with sales load)(2)	-9.21%	1.26%	4.28%	6.18%
Z Class	-4.00%	3.43%	5.79%	7.12%
Institutional Class	-4.16%	3.28%	5.63%	7.02%
Russell Midcap Value Index(3)	-3.56%	8.78%	5.69%	6.60%
S&P 500 Index(4)	10.14%	10.36%	11.01%	10.75%

(1)
Period from Fund inception through October 31, 2023. The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017. Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

The following is expense information for the Nuance Mid Cap Value Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2023:

Investor Class Gross Expense Ratio – 1.23%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.83%	Net Expense Ratio – 0.79%
Institutional Class Gross Expense Ratio – 0.98%	Net Expense Ratio – 0.94%

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
October 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 – October 31, 2023).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/23)	Value (10/31/23)	(5/1/23 to 10/31/23)
Investor Class
Actual(2)	$1,000.00	$868.60	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.99
Z Class
Actual(2)	$1,000.00	$870.90	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.96
Institutional Class
Actual(2)	$1,000.00	$869.20	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.52

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.89% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2023 of -13.14%, -12.91% and -13.08% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2023

Short-Term Investment &
Other Assets and Liabilities, Net
3.1%
Information Technology
0.8%
Materials
1.1%
Real Estate
7.1%
Financials
21.5%
Utilities
14.3%
Consumer Staples
19.0%
Industrials
15.6%
Healthcare
17.5%

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2023
(% of Net Assets)

Dentsply Sirona, Inc.	7.3%
3M Co.	7.2%
Northern Trust Corp.	4.8%
Kimberly-Clark Corp.	4.8%
Travelers Companies, Inc.	4.7%
Clorox Co.	3.5%
United Utilities Group PLC	3.5%
Healthcare Realty Trust, Inc.	3.4%
Henkel AG & Co. KGaA – ADR	3.3%
Mueller Water Products, Inc. – Class A	3.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2023

	Shares	Value
COMMON STOCKS – 89.8%
Consumer Staples – 15.7%
Beiersdorf AG – ADR	285,137	$7,473,441
Calavo Growers, Inc.	887,251	22,482,940
Cal-Maine Foods, Inc.	903,297	40,928,387
Clorox Co.	755,376	88,907,755
Diageo PLC – ADR	41,465	6,364,877
Henkel AG & Co. KGaA – ADR	4,252,654	66,936,774
Kimberly-Clark Corp.	1,001,048	119,765,383
Mission Produce, Inc.(a)	1,880,686	17,697,255
Pernod Ricard SA – ADR	179,915	6,390,761
Sysco Corp.	97,181	6,461,565
Target Corp.	114,691	12,706,616
Total Consumer Staples		396,115,754

Financials – 17.7%
Charles Schwab Corp.	498,160	25,924,246
Chubb Ltd.	30,230	6,487,963
Globe Life, Inc.	54,350	6,324,166
Hartford Financial Services Group, Inc.	202,156	14,848,358
Independent Bank Corp.	838,382	40,913,042
Northern Trust Corp.	1,839,482	121,240,259
Raymond James Financial, Inc.	68,513	6,538,881
Reinsurance Group of America, Inc.	498,415	74,498,090
TowneBank	1,233,910	29,539,805
Travelers Companies, Inc.	711,001	119,050,007
Total Financials		445,364,817

Health Care – 17.5%
Dentsply Sirona, Inc.	6,034,950	183,522,829
Envista Holdings Corp.(a)	1,636,747	38,087,103
Globus Medical, Inc. – Class A(a)	1,594,851	72,900,639
ICU Medical, Inc.(a)	121,415	11,905,955
Smith & Nephew – ADR	847,712	18,853,115
Universal Health Services, Inc.	402,987	50,732,033
Waters Corp.(a)	264,501	63,091,424
Total Health Care		439,093,098

Industrials – 15.6%
3M Co.	1,995,381	181,479,902
Graco Inc.	270,526	20,113,608
Knorr-Bremse AG – ADR	3,306,084	45,789,263
Legrand SA – ADR	367,042	6,309,452
See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2023

	Shares	Value
Industrials – 15.6% – Continued
Lindsay Corp.	162,127	$20,252,905
Mueller Water Products, Inc.	6,508,591	80,511,271
Werner Enterprises, Inc.	1,030,209	37,417,191
Total Industrials		391,873,592

Information Technology – 0.8%
Amphenol Corp. – Class A	241,816	19,478,279
Total Information Technology		19,478,279

Materials – 1.1%
AptarGroup, Inc.	167,292	20,454,793
Ecolab Inc.	39,753	6,668,168
Total Materials		27,122,961

Real Estate – 7.1%
Alexandria Real Estate Equities, Inc.	136,335	12,696,878
Equity Commonwealth	2,551,557	48,326,490
Healthcare Realty Trust, Inc.	5,929,079	85,082,284
Healthpeak Properties, Inc.	2,093,548	32,554,671
Total Real Estate		178,660,323

Utilities – 14.3%
American Water Works Co., Inc.	331,747	39,030,035
Avista Corp.	1,087,989	34,478,371
California Water Service Group	1,158,223	56,382,296
Essential Utilities, Inc.	367,303	12,289,958
Pennon Group PLC – ADR	2,664,992	47,783,307
Portland General Electric Co.	782,825	31,328,656
Severn Trent PLC – ADR	203,308	6,672,569
SJW Group	674,221	42,125,328
United Utilities Group PLC – ADR	3,365,998	88,559,407
Total Utilities		358,649,927

TOTAL COMMON STOCKS
(Cost $2,497,284,424)		2,256,358,751

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2023

	Shares	Value
PREFERRED STOCKS – 7.1%
Consumer Staples – 3.3%
Henkel AG & Co. KGaA	4,594,299	$82,548,067
Total Consumer Staples		82,548,067

Financials – 3.8%
Charles Schwab Corp.
Series D, 5.950%, Perpetual	892,961	20,189,848
MetLife, Inc., Series E, 5.625% (Call 11/30/2023 @ $25.00)
Series E, 5.625%, Perpetual	867,595	18,661,969
MetLife, Inc., Series F, 4.750% (Call 03/15/2025 @ $25.00)
Series F, 4.750%, Perpetual	1,303,699	24,418,282
US Bancorp, Series B, 3.500% (Call 11/30/2023 @ $25.00)
Series B, 3.500% (3 mo. Term SOFR + 0.86%), Perpetual(b)	1,776,927	34,294,691
Total Financials		97,564,790
TOTAL PREFERRED STOCKS
(Cost $185,877,093)		180,112,857

SHORT-TERM INVESTMENTS – 1.9%
Money Market Funds – 1.9%
First American Government Obligations Fund – Class X, 5.28%(c)	47,001,986	47,001,986
Total Money Market Funds		47,001,986
TOTAL SHORT-TERM INVESTMENTS
(Cost $47,001,986)		47,001,986
TOTAL INVESTMENTS – 98.8%
(Cost $2,730,163,503)		2,483,473,594
Other Assets in Excess of Liabilities – 1.2%		29,781,541
TOTAL NET ASSETS – 100.0%		$2,513,255,135

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR – American Depositary Receipt
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of October 31, 2023.

(c)	The rate shown represents the 7-day effective yield as of October 31, 2023.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2023

ASSETS:
Investments, at value
Unaffiliated Investments (cost $2,730,163,503)	$2,483,473,594
Receivable for investment securities sold	54,609,842
Receivable for capital shares sold	4,372,082
Dividends and interest receivable	4,328,761
Prepaid expenses	41,999
Total assets	2,546,826,278

LIABILITIES:
Payable for investment securities purchased	27,623,367
Payable for capital shares redeemed	4,179,532
Payable to investment adviser	1,622,718
Payable for fund services fees	92,430
Payable for trustee fees	4,135
Accrued distribution & shareholder service fees	45,276
Accrued expenses	3,685
Total liabilities	33,571,143

NET ASSETS	$2,513,255,135

NET ASSETS CONSIST OF:
Paid-in capital	$2,883,484,448
Total distributable earnings	(370,229,313)
Net Assets	$2,513,255,135

	Investor		Institutional
	Class	Z Class	Class
Net assets	$48,019,945	$301,365,196	$2,163,869,994
Shares issued and outstanding(1)	4,397,054	27,506,546	198,626,311
Net asset value, redemption price
and minimum offering price per share	$10.92	$10.96	$10.89
Maximum offering price per share ($10.92/0.95)(2)	$11.49	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2023

INVESTMENT INCOME:
Dividend income from unaffiliated common stock	$37,576,380
Less: Foreign taxes withheld	(217,488)
Interest income	4,771,848
Total investment income	42,130,740

EXPENSES:
Investment adviser fees (See Note 4)	10,983,820
Fund services fees (See Note 4)	881,643
Postage & printing fees	83,196
Federal & state registration fees	51,352
Trustee fees	11,005
Audit fees	9,939
Insurance fees	9,752
Other	9,658
Legal fees	5,430
Distribution & shareholder service fees (See Note 5):
Investor Class	120,585
Institutional Class	884,471
Total expenses before waiver	13,050,851
Less: waiver from investment adviser (See Note 4)	(85,440)
Net expenses	12,965,411

NET INVESTMENT INCOME	29,165,329

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on unaffiliated investments	(20,735,523)
Net change in unrealized appreciation/depreciation on unaffiliated investments	(402,604,590)

Net realized and unrealized loss on investments	(423,340,113)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(394,174,784)

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023
OPERATIONS:
Net investment income	$29,165,329	$56,188,688
Net realized loss on investments	(20,735,523)	(79,683,589)
Net realized loss on affiliated investments	—	(54,096)
Net change in unrealized appreciation/depreciation
on unaffiliated investments	(402,604,590)	134,896,065
Net change in unrealized appreciation/depreciation
on affiliated investments	—	(30,320,279)
Net increase (decrease) in net assets resulting from operations	(394,174,784)	141,667,347

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	6,164,209	17,562,817
Proceeds from reinvestment of distributions	744,075	6,453,413
Payments for shares redeemed	(18,592,966)	(29,927,445)
Decrease in net assets resulting from Investor Class transactions	(11,684,682)	(5,911,215)
Z Class:
Proceeds from shares sold	27,412,377	94,835,627
Proceeds from reinvestment of distributions	2,722,445	19,937,179
Payments for shares redeemed	(40,027,458)	(130,272,155)
Decrease in net assets resulting from Z Class transactions	(9,892,636)	(15,499,349)
Institutional Class:
Proceeds from shares sold	265,612,408	624,394,713
Proceeds from reinvestment of distributions	30,933,322	228,889,609
Payments for shares redeemed	(459,061,989)	(1,045,792,861)
Decrease in net assets resulting
from Institutional Class transactions	(162,516,259)	(192,508,539)
Net decrease in net assets resulting
from capital share transactions	(184,093,577)	(213,919,103)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(748,286)	(6,485,015)
Z Class	(4,910,102)	(35,791,916)
Institutional Class	(35,936,108)	(259,544,750)
Total distributions to shareholders	(41,594,496)	(301,821,681)

TOTAL DECREASE IN NET ASSETS	(619,862,857)	(374,073,437)

NET ASSETS:
Beginning of period	3,133,117,992	3,507,191,429
End of period	$2,513,255,135	$3,133,117,992

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$12.73	$13.40	$15.36	$11.81	$12.80	$12.33

INVESTMENT OPERATIONS:
Net investment income	0.12	0.19	0.13	0.07	0.12	0.11
Net realized and unrealized
gain (loss) on investments	(1.78)	0.35	(0.42)	3.55	(0.30)	1.15
Total from investment operations	(1.66)	0.54	(0.29)	3.62	(0.18)	1.26

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)	(0.15)	(0.08)	(0.07)	(0.14)	(0.10)
Distributions from net realized gains	—	(1.06)	(1.59)	—	(0.67)	(0.69)
Total distributions	(0.15)	(1.21)	(1.67)	(0.07)	(0.81)	(0.79)

Net asset value, end of period	$10.92	$12.73	$13.40	$15.36	$11.81	$12.80

TOTAL RETURN(1)(2)	(13.14)%	4.51%	(2.07)%	30.77%	(2.12)%	11.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$48.0	$68.3	$78.1	$117.1	$94.3	$36.3

Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	1.22%	1.22%	1.22%	1.23%	1.24%	1.27%
After expense waiver/recoupment	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	1.66%	1.39%	0.74%	0.48%	0.96%	0.86%
After expense waiver/recoupment	1.70%	1.43%	0.78%	0.53%	1.02%	0.95%

Portfolio turnover rate(2)	33%	62%	61%	76%	124%	99%

(1)	Total return does not reflect sales charges.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Z Class

PER SHARE DATA:
Net asset value, beginning of period	$12.77	$13.45	$15.42	$11.84	$12.83	$12.37

INVESTMENT OPERATIONS:
Net investment income	0.13	0.24	0.17	0.12	0.18	0.16
Net realized and unrealized
gain (loss) on investments	(1.76)	0.34	(0.40)	3.57	(0.32)	1.14
Total from investment operations	(1.63)	0.58	(0.23)	3.69	(0.14)	1.30

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.20)	(0.15)	(0.11)	(0.18)	(0.15)
Distributions from net realized gains	—	(1.06)	(1.59)	—	(0.67)	(0.69)
Total distributions	(0.18)	(1.26)	(1.74)	(0.11)	(0.85)	(0.84)

Net asset value, end of period	$10.96	$12.77	$13.45	$15.42	$11.84	$12.83

TOTAL RETURN(2)	(12.91)%	4.87%	(1.62)%	31.34%	(1.78)%	11.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$301.4	$362.4	$395.3	$409.5	$254.2	$130.9

Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	0.82%	0.82%	0.82%	0.83%	0.84%	0.88%
After expense waiver/recoupment	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	2.06%	1.79%	1.15%	0.88%	1.36%	1.25%
After expense waiver/recoupment	2.10%	1.83%	1.19%	0.93%	1.42%	1.35%

Portfolio turnover rate(2)	33%	62%	61%	76%	124%	99%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$12.71	$13.39	$15.36	$11.81	$12.80	$12.35

INVESTMENT OPERATIONS:
Net investment income	0.12	0.22	0.16	0.10	0.17	0.14
Net realized and unrealized
gain (loss) on investments	(1.77)	0.35	(0.40)	3.55	(0.31)	1.14
Total from investment operations	(1.65)	0.57	(0.24)	3.65	(0.14)	1.28

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.19)	(0.14)	(0.10)	(0.18)	(0.14)
Distributions from net realized gains	—	(1.06)	(1.59)	—	(0.67)	(0.69)
Total distributions	(0.17)	(1.25)	(1.73)	(0.10)	(0.85)	(0.83)

Net asset value, end of period	$10.89	$12.71	$13.39	$15.36	$11.81	$12.80

TOTAL RETURN	(13.08)%	4.82%	(1.71)%	31.09%	(1.85)%	11.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$2,163.9	$2,702.4	$3,033.8	$3,284.4	$1,474.8	$952.0

Ratio of expenses to average net assets(2):
Before expense waiver/recoupment	0.89%	0.89%	0.88%	0.91%	0.92%	0.95%
After expense waiver/recoupment	0.89%	0.89%	0.88%	0.92%	0.93%	0.93%

Ratio of net investment income
to average net assets(2):
Before expense waiver/recoupment	1.98%	1.72%	1.08%	0.80%	1.29%	1.18%
After expense waiver/recoupment	1.98%	1.72%	1.08%	0.79%	1.28%	1.20%

Portfolio turnover rate(1)	33%	62%	61%	76%	124%	99%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2023

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class. Investor Class shares may be subject to a front-end sales charge of up to 5.00%.  Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2023, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,256,358,751	$—	$—	$2,256,358,751
Preferred Stocks	180,112,857	—	—	180,112,857
Short-Term Investment	47,001,986	—	—	47,001,986
Total Investments in Securities	$2,483,473,594	$—	$—	$2,483,473,594

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  For the period ended October 31, 2023, the Adviser recouped expenses of

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

$72 relating to fees waived in the current year. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2023 – April 2024	$109,982
May 2024 – April 2025	$201,565
May 2025 – April 2026	$173,502
May 2026 – October 2026	$85,440

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2023, are disclosed in the Statement of Operations as fund services fees.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2023, the Investor Class incurred expenses of $75,366 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services.   The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2023, the Investor and Institutional Class incurred $45,219 and $884,471, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	October 31, 2023	April 30, 2023
Investor Class:
Shares sold	510,156	1,377,852
Shares issued to holders in reinvestment of distributions	61,941	530,824
Shares redeemed	(1,542,863)	(2,367,396)
Net decrease in Investor Class shares	(970,766)	(458,720)
Z Class:
Shares sold	2,276,391	7,555,877
Shares issued to holders in reinvestment of distributions	227,476	1,634,595
Shares redeemed	(3,366,273)	(10,214,278)
Net decrease in Z Class shares	(862,406)	(1,023,806)
Institutional Class:
Shares sold	22,219,568	49,410,158
Shares issued to holders in reinvestment of distributions	2,592,331	18,856,825
Shares redeemed	(38,877,030)	(82,179,369)
Net decrease in Institutional Class shares	(14,065,131)	(13,912,386)
Net decrease in shares outstanding	(15,898,303)	(15,394,912)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2023, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$884,223,181	$925,408,482

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2023, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross	Net Unrealized	Federal Income
Appreciation	Depreciation	Appreciation	Tax Cost
$329,508,611	$(199,986,510)	$129,522,101	$2,995,631,130

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2023, components of distributed earnings on a tax-basis were as follows:

Undistributed	Undistributed	Other	Net	Total
Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Income	Capital Gains	Losses	Appreciation	Earnings
$15,365,651	$—	$(79,347,785)	$129,522,101	$65,539,967

As of April 30, 2023, the Fund’s most recent fiscal year end, the Fund had 57,315,108 in short term and 22,032,677 in long term capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2023, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the period ended October 31, 2023, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$41,594,496	$—	$41,594,496
The tax character of distributions paid during the year ended April 30, 2023, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$48,410,022	$253,411,600	$301,821,682

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings of the Fund related to net capital gain to zero for the tax year ended April 30, 2023.

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended October 31, 2023 with affiliated companies as so defined:

	Beginning Value	Additions	Reductions	Ending Value
Calavo Growers, Inc.(1)	$28,821,144	$1,966,724	$(2,675,035)	$22,482,940

Change in
	Ending Shares				Unrealized
	as of	Dividend	Return of	Realized	Appreciation/
	October 31, 2023	Income	Capital	Gain (Loss)	Depreciation
Calavo Growers, Inc.(1)	887,251	$185,861	$ —	$(2,361,839)	$(3,268,054)

(1)	Security was unaffiliated as of April 30, 2023.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

10.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NUANCE MID CAP VALUE FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Nuance Mid Cap Value Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2022, through December 31, 2022 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. Nuance Investments’ process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. The Fund did not have redemptions in-kind during the Reporting Period.

The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
October 31, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2023

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

October 31, 2023

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions. The primary benchmark for the Fund is the S&P 500® Index.

Average Annual Rates of Return as of October 31, 2023:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-11.06%	1.12%	-3.10%	0.47%	2.08%
S&P 500® Index(2)	1.39%	10.14%	10.36%	11.01%	11.63%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class	-11.20%	0.80%	-3.36%	0.20%	1.79%
S&P 500® Index(2)	1.39%	10.14%	10.36%	11.01%	11.63%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Adviser has contractually agreed to waive its management fees, and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 28, 2024.

Institutional Class Expense Ratio – 3.25%
Investor Class Expense Ratio – 3.51%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through October 31, 2023, the Institutional Class is up 2.08 percent (annualized) versus its primary index –the S&P 500® Index – up 11.63 percent (annualized). Nuance Concentrated Value Long Short Fund underperformed the benchmark over the 1-year period and 6-month period. Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough  fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for

1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.

Nuance employs a bottom-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time-tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

The Investment Team believed the opportunity set was healthy for both sides of the Fund’s investment portfolio at the end of October. As of October 31, 2023, the median company in the Nuance proprietary long universe, which consists of companies we view as sub-industry leaders, was trading at just under a 20 percent premium to what we would consider fair value. Said another way, our long universe appeared to be overvalued by roughly 15 to 20 percent on average, based on our internal estimates. From a downside perspective, according to our company-by-company valuation work, the same universe had more than 60 percent downside potential. This implies that if our list of leading companies were all to trade down to their historic trough valuation multiples, the average stock in our long universe could decline by more than 60 percent.

On the long side of the portfolio, the Investment Team continued to find what we consider to be attractive value investments during a volatile period. As of October 31, 2023, the Investment Team believed the long side of the portfolio was invested in a compelling set of long investment ideas with transitory under-earnings and depressed valuations. Sub-industries that we believed were under-earning and undervalued included Household Products, Health Care Supplies, and Industrial Conglomerates. On the short side of the portfolio, the Investment Team believed that over-earning and overvaluation remained widespread, and that abundant short investment opportunities could be found across the majority of the economy including the Automotive Retail, Oil & Gas Refining & Marketing, Environmental & Facilities Services, and Industrial Machinery & Supplies & Components sub-industries.

Thank you for your interest and your continued support.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Short sale of securities involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the adviser to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2023

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class	0.80%	-3.36%	0.20%	1.79%
Institutional Class	1.12%	-3.10%	0.47%	2.08%
S&P 500 Index(2)	10.14%	10.36%	11.01%	11.63%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Long-Short Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2023:

Institutional Class Gross Expense Ratio – 3.25%
Investor Class Gross Expense Ratio – 3.51%

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee

3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.

4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
October 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 – October 31, 2023).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/23)	Value (10/31/23)	(5/1/23 to 10/31/23)
Investor Class
Actual(2)(3)	$1,000.00	$888.00	$15.19
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,009.05	$16.16
Institutional Class
Actual(2)(3)	$1,000.00	$889.40	$13.92
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,010.41	$14.81

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period  of 3.20% and 2.93% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2023 of -11.20% and -11.06% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.36 and $6.03 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.86 and $6.44 for the Investor Class and Institutional Class, respectively.

5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net As
sets) (Unaudited)
October 31, 2023

Top Ten Long Positions(1)(2) (Unaudited)
as of October 31, 2023 (% of Net Assets)

3M Co.	10.4%
Henkel AG & Co. KGaA – ADR	8.7%
Dentsply Sirona, Inc	7.6%
Kimberly-Clark Corp.	6.2%
Clorox Co.	5.9%
Travelers Companies, Inc.	5.8%
United Utilities Group PLC	5.4%
Northern Trust Corp.	5.0%
Pennon Group PLC	4.1%
Healthcare Realty Trust, Inc.	3.5%

Top Five Short Positions(2) (Unaudited)
as of October 31, 2023 (% of Net Assets)

Progressive Corp.	-4.3%
O'Reilly Automotive, Inc.	-4.0%
Republic Services, Inc.	-3.9%
Waste Management, Inc.	-3.9%
Marathon Petroleum Corp.	-3.8%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited)
October 31, 2023

	Shares	Value
COMMON STOCKS – 100.7%
Consumer Staples – 29.1%(a)
Beiersdorf AG – ADR	29,944	$784,832
Cal-Maine Foods, Inc.	64,832	2,937,538
Clorox Co.	71,785	8,449,094
Diageo PLC – ADR	18,788	2,883,958
Henkel AG & Co. KGaA – ADR	794,586	12,506,784
Kimberly-Clark Corp.	74,481	8,910,907
Mission Produce, Inc.(b)	262,115	2,466,502
Pernod Ricard SA – ADR	40,714	1,446,202
Target Corp.	13,363	1,480,487
Total Consumer Staples		41,866,304
Financials – 17.1%
Charles Schwab Corp.	29,432	1,531,641
Independent Bank Corp.	54,693	2,669,018
Northern Trust Corp.	109,903	7,243,707
Reinsurance Group of America, Inc.	19,830	2,963,990
TowneBank	85,569	2,048,522
Travelers Companies, Inc.	50,162	8,399,125
Total Financials		24,856,003
Health Care – 16.8%
Dentsply Sirona, Inc.	360,684	10,968,399
Envista Holdings Corp.(b)	63,023	1,466,545
Globus Medical, Inc. – Class A(b)	92,060	4,208,063
Smith & Nephew – ADR	48,115	1,070,078
Universal Health Services, Inc.	23,503	2,958,793
Waters Corp.(b)	15,227	3,632,097
Total Health Care		24,303,975
Industrials – 18.6%
3M Co.	165,297	15,033,762
Knorr-Bremse AG – ADR	298,554	4,134,973
Lindsay Corp.	11,271	1,407,973
Mueller Water Products, Inc.	378,873	4,686,659
Werner Enterprises, Inc.	39,630	1,439,362
Total Industrials		26,702,729

See Notes to the Financial Statements

7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2023
	Shares	Value
Real Estate – 7.4%
Alexandria Real Estate Equities, Inc.	7,351	$684,599
Equity Commonwealth	157,894	2,990,512
Healthcare Realty Trust, Inc.	352,303	5,055,548
Healthpeak Properties, Inc.	127,832	1,987,788
Total Real Estate		10,718,447
Utilities – 11.7%
California Water Service Group	61,501	2,993,869
Pennon Group PLC – ADR	333,258	5,975,316
United Utilities Group PLC – ADR	297,910	7,838,012
Total Utilities		16,807,198
TOTAL COMMON STOCKS
(Cost $151,230,916)		145,254,656

SHORT-TERM INVESTMENTS – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund – Class X, 5.28%(c)	184,133	184,133
Total Money Market Funds		184,133
TOTAL SHORT-TERM INVESTMENTS
(Cost $184,133)		184,133
TOTAL INVESTMENTS – 100.8%
(Cost $151,415,049)		145,438,789
Liabilities in Excess of Other Assets – (0.8)%		(1,178,036)
TOTAL NET ASSETS – 100.0%		$144,260,753

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR – American Depositary Receipt
PLC – Public Limited Company

(a)	As of October 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of October 31, 2023.

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited)
October 31, 2023

	Shares	Value
COMMON STOCKS – (83.7)%
Consumer Discretionary – (16.0)%
AutoZone, Inc.(a)	(967)	$(2,395,385)
D.R. Horton, Inc.	(11,872)	(1,239,437)
Home Depot, Inc.	(15,645)	(4,453,975)
Lennar Corp.	(11,292)	(1,204,631)
Lowe’s Companies, Inc.	(6,010)	(1,145,326)
McDonald’s Corp.	(4,237)	(1,110,814)
O’Reilly Automotive, Inc.(a)	(6,183)	(5,752,910)
Royal Caribbean Cruises Ltd.(a)	(25,303)	(2,143,923)
TJX Companies, Inc.	(28,405)	(2,501,628)
Yum Brands, Inc.	(9,219)	(1,114,208)
Total Consumer Discretionary		(23,062,237)
Consumer Staples – (7.4)%
Coca-Cola Co.	(20,063)	(1,133,359)
Costco Wholesale Corp.	(1,990)	(1,099,356)
General Mills, Inc.	(17,470)	(1,139,743)
Mondelez International, Inc.	(57,573)	(3,811,908)
Nestle SA – ADR	(10,192)	(1,098,290)
PepsiCo, Inc.	(14,454)	(2,360,049)
Total Consumer Staples		(10,642,705)
Energy – (11.4)%
Canadian Natural Resources Ltd.	(29,360)	(1,865,241)
Chevron Corp.	(11,231)	(1,636,694)
ConocoPhillips	(33,582)	(3,989,542)
Marathon Petroleum Corp.	(36,594)	(5,534,842)
Phillips 66	(3,135)	(357,609)
Valero Energy Corp.	(23,619)	(2,999,613)
Total Energy		(16,383,541)
Financials – (8.5)%
Allstate Corp.	(8,448)	(1,082,442)
Arch Capital Group Ltd.(a)	(32,454)	(2,813,113)
JPMorgan Chase & Co.	(7,734)	(1,075,490)
Marsh & McLennan Companies, Inc.	(5,681)	(1,077,402)
Progressive Corp.	(39,561)	(6,254,198)
Total Financials		(12,302,645)
Health Care – (1.4)%
HCA Healthcare, Inc.	(9,214)	(2,083,654)
Total Health Care		(2,083,654)

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited) – Continued
October 31, 2023

	Shares	Value
Industrials – (31.9)%
Automatic Data Processing, Inc.	(10,839)	$(2,365,287)
Carrier Global Corp.	(21,742)	(1,036,224)
Caterpillar, Inc.	(19,597)	(4,429,902)
Cintas Corp.	(7,750)	(3,930,180)
CSX Corp.	(78,642)	(2,347,464)
Cummins, Inc.	(10,770)	(2,329,551)
Eaton Corporation PLC	(5,251)	(1,091,734)
Ferguson PLC	(15,065)	(2,262,763)
Illinois Tool Works, Inc.	(12,423)	(2,784,243)
Otis Worldwide Corp.	(14,295)	(1,103,717)
Parker-Hannifin Corp.	(2,956)	(1,090,498)
Paychex, Inc.	(21,829)	(2,424,109)
Republic Services, Inc.	(37,716)	(5,600,449)
Trane Technologies	(27,028)	(5,143,699)
Union Pacific Corp.	(12,506)	(2,596,371)
Waste Management, Inc.	(33,814)	(5,556,655)
Total Industrials		(46,092,846)
Materials – (2.5)%
PPG Industries, Inc.	(8,718)	(1,070,309)
Sherwin-Williams Co.	(10,540)	(2,510,733)
Total Materials		(3,581,042)
Real Estate – (4.6)%
Prologis, Inc.	(20,611)	(2,076,558)
Public Storage	(3,622)	(864,608)
Welltower Inc.	(32,422)	(2,710,803)
Weyerhaeuser Co.	(35,208)	(1,010,119)
Total Real Estate		(6,662,088)
TOTAL COMMON STOCKS
(Proceeds $117,739,970)		(120,810,758)
TOTAL SECURITIES SOLD SHORT
(Proceeds $117,739,970)		$(120,810,758)

(a)	Non-income producing security.

See Notes to the Financial Statements

10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2023

ASSETS:
Investments, at value
(cost $151,415,049)	$145,438,789
Cash(1)	223,558
Deposits at broker(1)	121,813,067
Receivable for investment securities sold	1,506,016
Receivable for capital shares sold	53,397
Dividends & interest receivable	246,298
Prepaid expenses	20,665
Total assets	269,301,790

LIABILITIES:
Securities sold short, at value (proceeds $117,739,970)	120,810,758
Dividends payable	55,787
Payable for investment securities purchased	2,312,925
Payable for capital shares redeemed	1,683,473
Payable to investment adviser	123,848
Payable for fund services fees	1,562
Payable for trustee fees	4,384
Accrued distribution & shareholder service fees	24,380
Accrued expenses	23,920
Total liabilities	125,041,037

NET ASSETS	$144,260,753

NET ASSETS CONSIST OF:
Paid-in capital	$170,691,009
Total accumulated loss	(26,430,256)
Net Assets	$144,260,753

	Investor	Institutional
	Class	Class
Net Assets	$3,069,637	$141,191,116
Shares issued and outstanding(2)	348,774	15,671,352
Net asset value, redemption price and offering price per share	$8.80	$9.01

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2023

INVESTMENT INCOME:
Dividend income	$2,005,249
Less: Foreign taxes withheld	(22,178)
Broker interest income on short positions	3,347,883
Interest income	220,415
Total investment income	5,551,369

EXPENSES:
Dividends on short positions	1,308,294
Investment adviser fees (See Note 4)	789,891
Fund services fees (See Note 4)	47,561
Federal & state registration fees	20,650
Audit fees	10,234
Trustee fees	9,769
Postage & printing fees	5,681
Legal fees	4,836
Other	2,743
Insurance expense	1,583
Distribution & shareholder service fees (See Note 5):
Investor Class	6,654
Institutional Class	107,847
Total expenses before recoupment	2,315,743
Fee recoupment (see Note 4)	323
Net expenses	2,316,066

NET INVESTMENT INCOME	3,235,303

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	457,840
Securities sold short	(5,358,523)
Net change in unrealized appreciation/depreciation on:
Investments	(24,430,431)
Securities sold short	7,710,419
Net realized and unrealized loss on investments	(21,620,695)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,385,392)

See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023
OPERATIONS:
Net investment income	$3,235,303	$2,422,257
Net realized gain (loss) on transactions from:
Investments	457,840	(7,268,864)
Securities sold short	(5,358,523)	4,322,683
Net change in unrealized appreciation/depreciation on:
Investments	(24,430,431)	18,670,676
Securities sold short	7,710,419	(7,023,527)
Net increase (decrease) in net assets resulting from operations	(18,385,392)	11,123,225

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	199,712	337,405
Proceeds from reinvestment of distributions	—	95,218
Payments for shares redeemed	(214,225)	(922,377)
Decrease in net assets resulting from Investor Class transactions	(14,513)	(489,754)
Institutional Class:
Proceeds from shares sold	9,796,662	58,766,602
Proceeds from reinvestment of distributions	—	1,969,223
Payments for shares redeemed	(13,672,104)	(31,342,373)
Increase (decrease) in net assets resulting
from Institutional Class transactions	(3,875,442)	29,393,452
Net increase (decrease) in net assets resulting
from capital share transactions	(3,889,955)	28,903,698

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(95,260)
Institutional Class	—	(3,809,886)
Total distributions to shareholders	—	(3,905,146)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,275,347)	36,121,777

NET ASSETS:
Beginning of period	166,536,100	130,414,323
End of period	$144,260,753	$166,536,100

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	October 31, 2023	April 30,	April 30,	April 30,		April 30,	April 30,
	(Unaudited)	2023	2022	2021		2020	2019
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$9.91	$9.58	$10.50	$11.68		$10.68	$10.90

INVESTMENT OPERATIONS:
Net investment loss	0.18	0.13	(0.18)	(0.28)		(0.02)	(0.03	)(1)
Net realized and unrealized
gain (loss) on investments	(1.29)	0.44	(0.37)	(0.36	)(2)	1.17	0.55
Total from investment operations	(1.11)	0.57	(0.55)	(0.64)		1.15	0.52

LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(0.24)	(0.37)	(0.54)		(0.15)	(0.74)
Total distributions	—	(0.24)	(0.37)	(0.54)		(0.15)	(0.74)

Net asset value, end of period	$8.80	$9.91	$9.58	$10.50		$11.68	$10.68

TOTAL RETURN(3)	(11.20)%	6.17%	(5.04)%	(5.49)%		10.91%	4.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$3.1	$3.5	$3.9	$3.8		$7.5	$2.6

Ratio of expenses to average net assets(4):
Before expense waiver/recoupment	3.18%	3.50%	3.57%	3.60%		3.71%	4.16%
After expense waiver/recoupment	3.20%	3.51%	3.58%	3.58%		3.59%	3.60%

Ratio of expenses excluding dividend
expense and broker interest/expense
to average net assets(4):
Before expense waiver/recoupment	1.53%	1.54%	1.54%	1.57%		1.67%	2.11%
After expense waiver/recoupment	1.55%	1.55%	1.55%	1.55%		1.55%	1.55%

Ratio of net investment income (loss)
to average net assets(4):
Before expense waiver/recoupment	3.84%	1.45%	(1.62)%	(2.14)%		(0.53)%	(0.84)%
After expense waiver/recoupment	3.82%	1.44%	(1.63)%	(2.12)%		(0.41)%	(0.28)%

Portfolio turnover rate(3)	54%	131%	125%	154%		156%	123%

(1)	Per share amounts calculated using the average shares method.
(2)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	October 31, 2023	April 30,	April 30,	April 30,		April 30,	April 30,
	(Unaudited)	2023	2022	2021		2020	2019
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.13	$9.76	$10.66	$11.82		$10.81	$10.99

INVESTMENT OPERATIONS:
Net investment loss	0.20	0.16	(0.17)	(0.17)		(0.01)	(0.00	)(1)(2)
Net realized and unrealized
gain (loss) on investments	(1.32)	0.45	(0.36)	(0.45	)(3)	1.19	0.56
Total from investment operations	(1.12)	0.61	(0.53)	(0.62)		1.18	0.56

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—	—	—		(0.02)	—
Distributions from net realized gains	—	(0.24)	(0.37)	(0.54)		(0.15)	(0.74)
Total distributions	—	(0.24)	(0.37)	(0.54)		(0.17)	(0.74)

Net asset value, end of period	$9.01	$10.13	$9.76	$10.66		$11.82	$10.81

TOTAL RETURN(4)	(11.06)%	6.47%	(4.77)%	(5.33)%		11.10%	5.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$141.2	$163.0	$126.5	$118.0		$56.9	$29.5

Ratio of expenses to average net assets(5):
Before expense waiver/recoupment	2.93%	3.22%	3.30%	3.40%		3.39%	3.69%
After expense waiver/recoupment	2.93%	3.24%	3.33%	3.42%		3.33%	3.33%

Ratio of expenses excluding dividend
expense and broker interest/expense
to average net assets(5):
Before expense waiver/recoupment	1.27%	1.27%	1.27%	1.28%		1.36%	1.66%
After expense waiver/recoupment	1.27%	1.29%	1.30%	1.30%		1.30%	1.30%

Ratio of net investment income (loss)
to average net assets(5):
Before expense waiver/recoupment	4.10%	1.74%	(1.35)%	(1.94)%		(0.21)%	(0.37)%
After expense waiver/recoupment	4.10%	1.72%	(1.38)%	(1.96)%		(0.15)%	(0.01)%

Portfolio turnover rate(4)	54%	131%	125%	154%		156%	123%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount rounds to less than $(0.01).
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited)
October 31, 2023

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2023, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by the Fund are presented as deposits at broker on the Statement of Assets and Liabilities and may exceed federally insured limits.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$145,254,656	$—	$—	$145,254,656
Short-Term Investment	184,133	—	—	184,133
Total Investments in Securities	$145,438,789	$—	$—	$145,438,789
Securities Sold Short
Common Stocks	$(120,810,758)	$—	$—	$(120,810,758)
Total Securities Sold Short	$(120,810,758)	$—	$—	$(120,810,758)

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the

18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  For the period ended October 31, 2023, the Adviser recouped expenses of $323 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2023 – April 2024	$60
May 2024 – April 2025	$35

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2023, are disclosed in the Statement of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2023, the Investor Class incurred expenses of $4,159 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and

19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2023, the Investor and Institutional Class incurred $2,495 and $107,847, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2023	April 30, 2023
Investor Class:
Shares sold	20,649	35,621
Shares issued to holders in reinvestment of distributions	—	10,545
Shares redeemed	(22,786)	(98,909)
Net decrease in Investor Class shares	(2,137)	(52,743)
Institutional Class:
Shares sold	1,026,020	6,221,242
Shares issued to holders in reinvestment of distributions	—	213,582
Shares redeemed	(1,452,764)	(3,301,471)
Net increase (decrease) in Institutional Class shares	(426,744)	3,133,353
Net increase (decrease) in shares outstanding	(428,881)	3,080,610

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and securities sold short, by the Fund for the period ended October 31, 2023, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$97,818,812	$79,483,363

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities and securities sold short held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2023, the Fund’s most recent fiscal year end, were as follows:

Federal Income
Unrealized	Unrealized	Net	Tax Cost,
Aggregate Gross	Aggregate Gross	Unrealized	Net of Proceeds for
Appreciation	Depreciation	Depreciation	Securities Sold Short
$25,535,987	$(33,748,776)	$(8,212,789)	$30,311,454

20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2023

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2023, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Other	Net	Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Depreciation	Loss
$328,165	$—	$(160,240)	$(8,212,789)	$(8,044,864)

As of April 30, 2023, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable ended April 30, 2023, the Fund does not plan to defer any qualified later year losses.

There were no distributions made by the Fund for the period ended October 31, 2023.

The tax character of distributions paid during the year ended April 30, 2023, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$3,065,464	$839,682	$3,905,146

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2023 and April 30, 2022.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2023, National Financial Services, LLC, for the benefit of its customers, owned 70.19% of the Fund.

11.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

21

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Nuance Concentrated Value Long-Short Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2022, through December 31, 2022 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. Nuance Investments’ process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. The Fund did not have redemptions in-kind during the Reporting Period.

The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

22

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
October 31, 2023
AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

23

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CVLS

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.    Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*                    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 22, 2023

By (Signature and Title)*                    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    December 22, 2023

* Print the name and title of each signing officer under his or her signature.